John Deere Owner Trust 2018	EXHIBIT 99.2
Statement to Certificateholders

$223,000,000 Class A-1 1.95000% Asset Backed Notes due March 15, 2019
$220,960,000 Class A-2 2.42% Asset Backed Notes due October 15, 2020
$224,950,000 Class A-3 2.66% Asset Backed Notes due April 18, 2022
$84,280,000 Class A-4 2.91% Asset Backed Notes due January 15, 2025
$19,311,002 Overcollateralization

Payment Date:				15-Mar-19

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$16,791,850.51
		per $1,000 original principal amount:		$75.99

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$16,791,850.51

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$298,711.09
			per $1,000 original principal amount:	$1.35

		(iii)	Class A-3 Notes:	$498,639.17
			per $1,000 original principal amount:	$2.22

		(iv)	Class A-4 Notes:	$204,379.00
			per $1,000 original principal amount:	$2.43

		(v)	Total:	$1,001,729.26

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$473,246,148.07

	(b)	Note Value at end of related Collection Period:		$459,870,354.04

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		19,311,002.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$131,329,352.09
		(ii)	A-2 Note Pool Factor:	0.5943580

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$224,950,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$84,280,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

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(5)	(a)	Amount of Servicing Fee:	$409,465.33
		(i) per $1,000 original principal amount:	$0.51
	(b)	Amount of Servicing Fee earned:	$409,465.33
	(c)	Amount of Servicing Fee paid:	$409,465.33
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$862,168.78

(11)	(i)	Amount in Reserve Account:	$7,725,010.00
	(ii)	Specified Reserve Account Balance:	$7,725,010.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$6,894,379.34
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.46%

(13)	(i)	Aggregate amount of net losses for the collection period:	$23,768.30
	(ii)	Cumulative amount of net losses:	$364,476.94
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.05%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$161,176.59
		(ii) % of Pool Balance:	0.03%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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